Loans and Allowance for Credit Losses - Additional Information (Detail) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($) SecurityLoan	Dec. 31, 2015 USD ($) MortgageLoan	Dec. 31, 2014 USD ($)
Loans and Allowance for Credit Losses [Line Items]
Loans pledged at the Federal Home Loan Bank	$ 78,100	$ 78,100	$ 79,800
Loans pledged at the Federal Reserve Bank	63,400	63,400	61,800
Unearned interest and deferred fees and costs on originated loans	550	550	574
Foreclosed residential real estate property included in other real estate owned	282	282	270
Foreclosed residential real estate property included in other real estate owned excluding covered assets	250	250	233
Foreclosed residential real estate related to mortgage loans whose payments are insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs	535	535	641
Residential mortgage loans secured by residential real estate in process of foreclosure	2,600	$ 2,600	2,900
Number of residential mortgage loans, home equity and second mortgage loans, and GNMA loans where trial period was unsuccessful and no longer eligible for a permanent modification | MortgageLoan		1,885
Outstanding balance of residential mortgage loans, home equity and second mortgage loans, and GNMA loans where trial period was unsuccessful and no longer eligible for a permanent modification		$ 252
Government National Mortgage Association [Member]
Loans and Allowance for Credit Losses [Line Items]
Residential mortgage loans secured by residential real estate in process of foreclosure purchased from Government National Mortgage Association mortgage pools whose repayments are insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs	$ 1,900	$ 1,900	$ 2,100
Home Equity and Second Mortgages [Member]
Loans and Allowance for Credit Losses [Line Items]
Number of loans in trial period | SecurityLoan	66
Outstanding balance of loans in trial period	$ 5
Estimated post-modification balance of loans in trial period	$ 5
Residential Mortgages [Member]
Loans and Allowance for Credit Losses [Line Items]
Number of loans in trial period | SecurityLoan	151
Outstanding balance of loans in trial period	$ 18
Estimated post-modification balance of loans in trial period	$ 24
Government National Mortgage Association [Member]
Loans and Allowance for Credit Losses [Line Items]
Number of loans in trial period | SecurityLoan	1,954
Outstanding balance of loans in trial period	$ 257
Estimated post-modification balance of loans in trial period	$ 259